Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 307	₨ 234	₨ 234	₨ 223
Fair value of plan assets	(169)		(128)	₨ (70)
Net defined benefit liability recognized	₨ 138		₨ 106